ENTERPRISE-WIDE DISCLOSURE	3 Months Ended
Oct. 31, 2024
Segment Reporting [Abstract]
ENTERPRISE-WIDE DISCLOSURE

NOTE 9 — ENTERPRISE-WIDE DISCLOSURE

The Company follows ASC 280, Segment Reporting, which requires companies to disclose segment data based on how management makes decisions about allocating resources to each segment and evaluates their performances. The Company’s chief operating decision-makers (i.e., the Company’s chief executive officer and his direct assistants, including the Company’s chief financial officer) review financial information presented on a consolidated basis, accompanied by disaggregated information about revenues, cost of revenues, and gross profit by business lines and by regions (Hong Kong, Vietnam, Japan and Singapore) for purposes of allocating resources and evaluating financial performance. There are no segment managers who are held accountable for operations, operating results and plans for levels or components below the consolidated unit level. Based on qualitative and quantitative criteria established by ASC 280, the Company considers itself to be operating within one reportable segment.

Disaggregated information of revenues by business lines are as follows:

	For the three months ended
	October 31,
	2024	2023

Electronic Device Hardware Components Sales	$–	$59,902
Software and Website Development Services	–	19,230
Software Maintenance and Business Promotion Services	–	15,263
Business Consulting Services	221,247	50,533
Global Logistics Services	2,759,693	1,181,720
Total revenues	$2,980,940	$1,326,648

Disaggregated information of revenues by regions are as follows:

	For the three months ended
	October 31,
	2024	2023

Hong Kong	$2,576,170	$1,051,017
Vietnam	166,770	173,531
Japan	238,000	100,850
Singapore	–	1,250
Total revenues	$2,980,940	$1,326,648